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November 22, 1995


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

Re:    Van Kampen American Capital Municipal Bond Fund
       Rule 24f-2 Notice
       File Nos. 2-57229
                 811-2666

Gentlemen:

        In accordance with the provisions of Rule 24f-2, Van Kampen American Capital Municipal Bond Fund (the "Fund") hereby files five copies of its 24f-2 Notice.

        This Rule 24f-2 Notice is filed for the Fund's fiscal year ended September 27, 1995 (the "Fiscal Year"), and relates to shares of Beneficial Interest, $0.01 par value (the "Shares") of the Fund.

        -0- Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

        -0- Shares were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

        4,864,287 (Class A totals 3,570,309, Class B totals 1,096,841 and Class C totals 197,137) Shares were sold during the Fiscal Year exclusive of 1,174,358 (Class A totals 1,032,607, Class B totals 117,980 and Class C totals 23,771) Shares issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

        4,864,287 Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 Notice and made a part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.





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        In accordance with subsection (c) of Rule 24f-2, a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between (1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

        Aggregate Sales Price for
        Shares Sold During Fiscal
        Year Under Rule 24f-2                                          $48,666,101

        Reduced by the difference between:

                      (1)      Aggregate Redemption Price of
                               Shares Redeemed during the
                               Fiscal Year                             $75,344,679

                                                      and

                     (2)      Aggregate Redemption Price of
                              Redeemed Shares Previously
                              Applied by Fund Pursuant to
                              Section 24(e)(1) of Investment
                              Company Act of 1940                            $ -0-

        Equals                                                               $ -0-

        No fee is due. Any questions regarding this filing should be addressed to the undersigned at the above address.


                                                    Very truly yours,

                                                    /s/ HUEY P. FALGOUT, JR.
                                                    -------------------------
                                                    Huey P. Falgout, Jr.
                                                    Assistant Secretary